Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Period-End Spot Rate [Member]
Exchange rate	1	1	1
Period-End Spot Rate [Member] | RMB [Member]
Exchange rate	6.5565	6.8033	7.0896
Average Rate [Member]
Exchange rate	1	1	1
Average Rate [Member] | RMB [Member]
Exchange rate	6.5541	7.0066	7.0120